Other Expense (Income) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Analysis of income and expense [abstract]
Change in closure and decommissioning estimates	$ 20.4	$ 4.7
Change in provisions	4.5	5.0
Provisions on supplies and other assets	4.4	0.0
Investment income	(16.0)	(5.4)
Other expense (income)	8.0	(2.2)
Other operating income (expense)	$ 21.3	$ 2.1